Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Fair Value Disclosures [Abstract]
Equity investments without readily determinable fair values	$ 86